Fixed Assets (Tables)	9 Months Ended
Sep. 30, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
The cost of vessels and vessel improvements, net of accumulated depreciation of $30,190,224 and $27,074,656 as of September 30, 2014 and December 31, 2013, respectively, is as follows:

	September 30, 2014	December 31, 2013
	(unaudited)

m/v BULK PANGAEA	$21,207,761	$20,879,837
m/v BULK DISCOVERY	11,870,654	13,583,813
m/v BULK CAJUN	6,053,450	6,566,227
m/v BULK PATRIOT	14,802,541	13,573,298
m/v BULK JULIANA	14,005,361	14,614,596
m/v NORDIC ODYSSEY	29,425,883	30,252,396
m/v NORDIC ORION	29,916,572	30,449,503
m/v BULK TRIDENT	16,569,270	16,273,240
m/v BULK BEOTHUK	13,280,825	13,732,350
m/v BULK NEWPORT	14,871,461	15,339,224
m/v BULK PROVIDENCE	-	10,114,377
m/v BULK LIBERTY	-	9,217,410
m/v NORDIC BOTHNIA	7,406,137	-
m/v NORDIC BARENTS	7,862,978	-
m/v NORDIC OSHIMA(1)	33,709,143	-
	220,982,036	194,596,271
Other fixed assets, net	4,197,226	2,557,618
	$225,179,262	$197,153,889

(1) The Company took delivery of the newbuilding m/v Nordic Oshima on September 25, 2014